Leases (Details) - Schedule of lease liability $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
Schedule Of Lease Liability Abstract
Balance at beginning
Addition	124,027
Lease payments	(96,730)
Interest expense	19,699
Foreign currency translation	5,403
Balance at ending	$ 52,399